INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.   INTANGIBLE ASSETS

	December 31, 2018
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(93,065)	(78,000)	68,244
Trademark	10	years	150,637	(35,149)	(56,000)	59,488
Acquired software	10	years	19,452	(7,086)	—	12,366
Subtotal			409,398	(135,300)	(134,000)	140,098
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			599,547	(135,300)	(134,000)	330,247
Total intangible assets (USD) unaudited			87,200	(19,679)	(19,489)	48,032

	December 31, 2017
	Weighted
	average
	amortization		Gross carrying	Accumulated	Net carrying
	period		amount	amortization	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(53,180)	186,129
Trademark	10	years	150,637	(20,085)	130,552
Acquired software	10	years	14,848	(3,290)	11,558
Subtotal			404,794	(76,555)	328,239
Indefinite-lived intangible assets
Operating Licenses and Trading Rights			105,744	—	105,744
Subtotal			105,744	—	105,744
Total intangible assets (RMB)			510,538	(76,555)	433,983

Aggregate amortization expense for amortizing intangible assets was RMB 19.08 million, RMB 56.55 and RMB 58.75 million for the years ended  December 31, 2016, 2017 and 2018, respectively. Estimated amortization expense for the next five years is: RMB 66.30 million in 2019,  RMB 65.92 million in 2020,  RMB 64.80 million in 2021,  RMB 51.50 million in 2022, and RMB 24.89 million in 2023.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of customer list, trademark and acquired software as of December 31, 2018. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is six to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life mainly include licenses as of December 31, 2017 and 2018. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

Gold Master’s revenues for 2018 did not meet management’s expectations, which indicated that the carrying value of customer list and trademark that were recognized in the acquisition of Gold Master may not be fully recoverable. As such, the Group performed an impairment test and recognized RMB 78 million impairment loss on customer list and RMB 56 million impairment loss on trademark related to the acquisition of Gold Master in 2018.

No impairment loss on intangible assets was recognised for the years ended December 31, 2016 and 2017.